Segmental information - Consolidated income statement - continuing operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Sales	£ 19,294	£ 18,432	£ 18,114
Net sales
At budgeted exchange rates	12,424	12,180	10,220
Acquisitions and disposals	92	50	65
ISC allocation	0	0	0
Retranslation to actual exchange rates	351	(67)	1,765
Net sales	12,867	12,163	12,050
Operating profit/(loss)
At budgeted exchange rates	3,920	3,884	3,065
Acquisitions and disposals	28	4	(9)
ISC allocation	0	0	0
Retranslation to actual exchange rates	168	(69)	545
Operating profit/(loss) before exceptional items	4,116	3,819	3,601
Exceptional items	(74)	(128)	(42)
Operating profit/(loss)	4,042	3,691	3,559
Non-operating items	144	0	20
Net finance charges	(263)	(260)	(329)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	312	309	309
Profit before taxation	£ 4,235	£ 3,740	£ 3,559
Annual net sales occur in the last four months	40.00%	40.00%	40.00%
Operating segments
Disclosure of operating segments [line items]
Sales	£ 19,241	£ 18,380	£ 18,068
Net sales
At budgeted exchange rates	12,370	12,132	10,181
Acquisitions and disposals	92	50	65
ISC allocation	0	0	0
Retranslation to actual exchange rates	352	(71)	1,758
Net sales	12,814	12,111	12,004
Operating profit/(loss)
At budgeted exchange rates	4,106	4,044	3,234
Acquisitions and disposals	28	4	(8)
ISC allocation	0	0	0
Retranslation to actual exchange rates	171	(71)	564
Operating profit/(loss) before exceptional items	4,305	3,977	3,790
Exceptional items	(53)	(128)	(42)
Operating profit/(loss)	4,252	3,849	3,748
Eliminate inter- segment sales
Disclosure of operating segments [line items]
Sales	(1,739)	(1,457)	(1,390)
Net sales
At budgeted exchange rates	(1,738)	(1,425)	(1,324)
Acquisitions and disposals	0	0	0
ISC allocation	0	0	0
Retranslation to actual exchange rates	(1)	(32)	(66)
Net sales	(1,739)	(1,457)	(1,390)
Corporate and other
Disclosure of operating segments [line items]
Sales	53	52	46
Net sales
At budgeted exchange rates	54	48	39
Acquisitions and disposals	0	0	0
ISC allocation	0	0	0
Retranslation to actual exchange rates	(1)	4	7
Net sales	53	52	46
Operating profit/(loss)
At budgeted exchange rates	(186)	(160)	(169)
Acquisitions and disposals	0	0	(1)
ISC allocation	0	0	0
Retranslation to actual exchange rates	(3)	2	(19)
Operating profit/(loss) before exceptional items	(189)	(158)	(189)
Exceptional items	(21)	0	0
Operating profit/(loss)	(210)	(158)	(189)
North America | Operating segments
Disclosure of operating segments [line items]
Sales	5,074	4,671	4,725
Net sales
At budgeted exchange rates	4,034	4,138	3,523
Acquisitions and disposals	88	50	0
ISC allocation	11	11	11
Retranslation to actual exchange rates	327	(83)	627
Net sales	4,460	4,116	4,161
Operating profit/(loss)
At budgeted exchange rates	1,755	1,925	1,648
Acquisitions and disposals	29	4	0
ISC allocation	13	14	14
Retranslation to actual exchange rates	151	(61)	237
Operating profit/(loss) before exceptional items	1,948	1,882	1,899
Exceptional items	0	0	0
Operating profit/(loss)	1,948	1,882	1,899
Europe and Turkey | Operating segments
Disclosure of operating segments [line items]
Sales	5,132	5,232	4,985
Net sales
At budgeted exchange rates	2,951	2,821	2,474
Acquisitions and disposals	1	0	2
ISC allocation	63	53	60
Retranslation to actual exchange rates	(76)	58	288
Net sales	2,939	2,932	2,824
Operating profit/(loss)
At budgeted exchange rates	972	941	741
Acquisitions and disposals	(1)	0	0
ISC allocation	72	67	72
Retranslation to actual exchange rates	(29)	20	123
Operating profit/(loss) before exceptional items	1,014	1,028	936
Exceptional items	(18)	0	(33)
Operating profit/(loss)	996	1,028	903
Africa | Operating segments
Disclosure of operating segments [line items]
Sales	2,235	2,083	2,132
Net sales
At budgeted exchange rates	1,529	1,467	1,240
Acquisitions and disposals	1	0	15
ISC allocation	5	4	4
Retranslation to actual exchange rates	62	20	297
Net sales	1,597	1,491	1,556
Operating profit/(loss)
At budgeted exchange rates	257	180	159
Acquisitions and disposals	0	0	(8)
ISC allocation	6	5	5
Retranslation to actual exchange rates	12	6	62
Operating profit/(loss) before exceptional items	275	191	218
Exceptional items	0	(128)	0
Operating profit/(loss)	275	63	218
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales	1,444	1,352	1,303
Net sales
At budgeted exchange rates	1,095	1,064	873
Acquisitions and disposals	1	0	7
ISC allocation	15	11	11
Retranslation to actual exchange rates	19	(6)	153
Net sales	1,130	1,069	1,044
Operating profit/(loss)
At budgeted exchange rates	312	298	195
Acquisitions and disposals	0	0	0
ISC allocation	32	14	13
Retranslation to actual exchange rates	21	(4)	42
Operating profit/(loss) before exceptional items	365	308	250
Exceptional items	0	0	0
Operating profit/(loss)	365	308	250
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales	5,356	5,042	4,923
Net sales
At budgeted exchange rates	2,656	2,555	1,977
Acquisitions and disposals	1	0	41
ISC allocation	11	8	8
Retranslation to actual exchange rates	20	(60)	393
Net sales	2,688	2,503	2,419
Operating profit/(loss)
At budgeted exchange rates	671	588	375
Acquisitions and disposals	0	0	0
ISC allocation	16	12	12
Retranslation to actual exchange rates	16	(32)	100
Operating profit/(loss) before exceptional items	703	568	487
Exceptional items	(35)	0	(9)
Operating profit/(loss)	668	568	478
ISC | Operating segments
Disclosure of operating segments [line items]
Sales	1,739	1,457	1,390
Net sales
At budgeted exchange rates	1,843	1,512	1,418
Acquisitions and disposals	0	0	0
ISC allocation	(105)	(87)	(94)
Retranslation to actual exchange rates	1	32	66
Net sales	1,739	1,457	1,390
Operating profit/(loss)
At budgeted exchange rates	139	112	116
Acquisitions and disposals	0	0	0
ISC allocation	(139)	(112)	(116)
Retranslation to actual exchange rates	0	0	0
Operating profit/(loss) before exceptional items	0	0	0
Exceptional items	0	0	0
Operating profit/(loss)	0	0	0
Moet Hennessy
Net sales
Net sales	4,713	4,445	4,356
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	310	305	302
Other
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	£ 2	£ 4	£ 7